Shareholder Report, Holdings (Details)	May 31, 2026
C000131515 | Delta ElectronicsNone
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131515 | Samsung ElectronicsNone
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131515 | JabilNone
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131515 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131515 | Quimica y Minera Chile ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131515 | QualcommNone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131515 | Barrick Mining CorporationNone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131515 | AntofagastaNone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131515 | Rio Tinto ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131515 | Monolithic Power SystemsNone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131515 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000131515 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131515 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000131515 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000131515 | India
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000131515 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131515 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131515 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131515 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131515 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131515 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131515 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000131515 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000131515 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131515 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131515 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131515 | Electronic Manufacturing Services & Original Design Manufacturer
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131515 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131515 | Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131515 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131515 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000079787 | Delta ElectronicsNone
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079787 | Samsung ElectronicsNone
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079787 | JabilNone
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079787 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079787 | Quimica y Minera Chile ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079787 | QualcommNone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079787 | Barrick Mining CorporationNone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000079787 | AntofagastaNone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079787 | Rio Tinto ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000079787 | Monolithic Power SystemsNone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000079787 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000079787 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079787 | India
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000079787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000079787 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079787 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079787 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079787 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079787 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079787 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000079787 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000079787 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079787 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000079787 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079787 | Electronic Manufacturing Services & Original Design Manufacturer
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079787 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079787 | Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079787 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079787 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000131514 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131514 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000131514 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000131514 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131514 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131514 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131514 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131514 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131514 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131514 | Advanced Micro DevicesNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131514 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131514 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000131514 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131514 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131514 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131514 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131514 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131514 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131514 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131514 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131514 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000131514 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000131514 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000131514 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131514 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131514 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131514 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000131514 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131514 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131514 | Fabricated Metal & Hardware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131514 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065109 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000065109 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065109 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065109 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000065109 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065109 | NvidiaNone
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065109 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065109 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065109 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065109 | Advanced Micro DevicesNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065109 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000065109 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000065109 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065109 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065109 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065109 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065109 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065109 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065109 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000065109 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065109 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000065109 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000065109 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000065109 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000065109 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000065109 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065109 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065109 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065109 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065109 | Fabricated Metal & Hardware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065109 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131513 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000131513 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131513 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131513 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000131513 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131513 | Rockwell AutomationNone
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131513 | W.W. GraingerNone
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131513 | Cisco SystemsNone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131513 | Texas InstrumentsNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131513 | Illinois Tool WorksNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131513 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000131513 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000131513 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131513 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131513 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131513 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131513 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131513 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131513 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000131513 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000131513 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131513 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000131513 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000131513 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131513 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131513 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131513 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131513 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012979 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012979 | BroadcomNone
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012979 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012979 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012979 | Johnson Controls InternationalNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012979 | Rockwell AutomationNone
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012979 | W.W. GraingerNone
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012979 | Cisco SystemsNone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012979 | Texas InstrumentsNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012979 | Illinois Tool WorksNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012979 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012979 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000012979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012979 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012979 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012979 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012979 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012979 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012979 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012979 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012979 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012979 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000012979 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000012979 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012979 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012979 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012979 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012979 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160667 | Al Rajhi Sukuk11/16/2049None6.375
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160667 | SAIB Tier 1 Sukuk Ltd11/27/2049None6.375
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160667 | Hazine Mustesarligi Varl04/26/2030None6.5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160667 | Equate Sukuk SPC Ltd09/05/2031None5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160667 | KFH Tier 1 Sukuk 2 Ltd11/20/2051None6.25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160667 | Aercap Sukuk Ltd10/03/2029None4.5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160667 | EDO Sukuk Ltd07/03/2031None5.662
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160667 | Air Lease Corp Sukuk04/01/2028None5.85
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160667 | National Central Cooling03/05/2030None5.279
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160667 | Almarai Sukuk07/25/2033None5.233
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160667 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000160667 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000160667 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000160667 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160667 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000160667 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000160667 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160667 | Oman
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160667 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000160667 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000160667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000160667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000160667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000160667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000160667 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000160667 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160667 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160667 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000160667 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000160666 | Al Rajhi Sukuk11/16/2049None6.375
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160666 | SAIB Tier 1 Sukuk Ltd11/27/2049None6.375
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160666 | Hazine Mustesarligi Varl04/26/2030None6.5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160666 | Equate Sukuk SPC Ltd09/05/2031None5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160666 | KFH Tier 1 Sukuk 2 Ltd11/20/2051None6.25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160666 | Aercap Sukuk Ltd10/03/2029None4.5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160666 | EDO Sukuk Ltd07/03/2031None5.662
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160666 | Air Lease Corp Sukuk04/01/2028None5.85
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160666 | National Central Cooling03/05/2030None5.279
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160666 | Almarai Sukuk07/25/2033None5.233
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160666 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000160666 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000160666 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000160666 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160666 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000160666 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000160666 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160666 | Oman
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160666 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000160666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000160666 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000160666 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000160666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000160666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000160666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000160666 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000160666 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160666 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160666 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000160666 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.50%